Schedule of Investments (unaudited)	iShares® S&P 500 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Boeing Co. (The)(a)	710,672	$170,248,584
General Dynamics Corp.	295,668	55,662,458
Howmet Aerospace Inc.(a)	509,647	17,567,532
Huntington Ingalls Industries Inc.	51,224	10,795,458
L3Harris Technologies Inc.	113,481	24,528,918
Lockheed Martin Corp.	170,611	64,550,672
Northrop Grumman Corp.	193,415	70,292,813
Raytheon Technologies Corp.	1,958,699	167,096,612
Teledyne Technologies Inc.(a)	30,594	12,813,685
Textron Inc.	288,711	19,854,656
TransDigm Group Inc.(a)	28,452	18,416,695
		631,828,083
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	171,029	16,020,287
Expeditors International of Washington Inc.	74,629	9,448,031
FedEx Corp.	113,810	33,952,937
United Parcel Service Inc., Class B	280,282	58,290,248
		117,711,503
Airlines — 0.6%
Alaska Air Group Inc.(a)	163,045	9,833,244
American Airlines Group Inc.(a)	828,589	17,574,373
Delta Air Lines Inc.(a)	829,243	35,873,052
Southwest Airlines Co.(a)	767,352	40,738,717
United Airlines Holdings Inc.(a)(b)	417,162	21,813,401
		125,832,787
Auto Components — 0.1%
Aptiv PLC(a)	116,338	18,303,457
BorgWarner Inc.	313,959	15,239,570
		33,543,027
Automobiles — 0.8%
Ford Motor Co.(a)	5,066,000	75,280,760
General Motors Co.(a)	1,649,863	97,622,394
		172,903,154
Banks — 8.8%
Bank of America Corp.	9,751,353	402,048,284
Citigroup Inc.	2,672,380	189,070,885
Citizens Financial Group Inc.	550,648	25,258,224
Comerica Inc.	182,451	13,016,054
Fifth Third Bancorp.	909,655	34,776,111
First Republic Bank/CA	105,964	19,833,282
Huntington Bancshares Inc./OH	1,907,933	27,226,204
JPMorgan Chase & Co.	3,914,638	608,882,795
KeyCorp.	1,254,926	25,914,222
M&T Bank Corp.	167,109	24,282,609
People’s United Financial Inc.	560,824	9,612,523
PNC Financial Services Group Inc. (The)	549,111	104,748,414
Regions Financial Corp.	1,251,199	25,249,196
Truist Financial Corp.	1,742,687	96,719,128
U.S. Bancorp.	1,751,986	99,810,642
Wells Fargo & Co.	5,344,527	242,053,628
Zions Bancorp. NA	211,772	11,194,268
		1,959,696,469
Beverages — 1.8%
Brown-Forman Corp., Class B, NVS	120,737	9,048,031
Coca-Cola Co. (The)	3,260,880	176,446,217
Constellation Brands Inc., Class A	218,294	51,056,784
Molson Coors Beverage Co., Class B(a)	246,605	13,240,222

Security	Shares	Value

Beverages (continued)
PepsiCo Inc.	1,035,911	$153,490,933
		403,282,187
Biotechnology — 1.4%
AbbVie Inc.	594,536	66,968,535
Alexion Pharmaceuticals Inc.(a)	77,559	14,248,364
Amgen Inc.	371,249	90,491,943
Biogen Inc.(a)	91,341	31,628,648
Gilead Sciences Inc.	1,621,929	111,686,031
Incyte Corp.(a)	91,829	7,725,574
		322,749,095
Building Products — 0.7%
A O Smith Corp.	171,389	12,350,291
Allegion PLC	68,841	9,589,551
Carrier Global Corp.	384,030	18,663,858
Fortune Brands Home & Security Inc.	74,790	7,449,832
Johnson Controls International PLC	925,698	63,530,654
Masco Corp.	181,883	10,714,728
Trane Technologies PLC	167,944	30,925,208
		153,224,122
Capital Markets — 4.2%
Ameriprise Financial Inc.	149,386	37,179,188
Bank of New York Mellon Corp. (The)	1,044,873	53,528,844
BlackRock Inc.(c)	54,908	48,042,853
Cboe Global Markets Inc.	66,596	7,928,254
Charles Schwab Corp. (The)	1,938,813	141,164,974
CME Group Inc.	464,441	98,777,312
Franklin Resources Inc.	351,934	11,258,369
Goldman Sachs Group Inc. (The)	439,818	166,924,125
Intercontinental Exchange Inc.	335,451	39,818,034
Invesco Ltd.	494,562	13,219,642
Moody’s Corp.	57,687	20,904,038
Morgan Stanley	1,924,290	176,438,150
Nasdaq Inc.	50,713	8,915,345
Northern Trust Corp.	270,749	31,303,999
Raymond James Financial Inc.	159,143	20,672,676
State Street Corp.	448,935	36,938,372
T Rowe Price Group Inc.	117,130	23,188,226
		936,202,401
Chemicals — 2.3%
Air Products & Chemicals Inc.	154,838	44,543,796
Celanese Corp.	145,195	22,011,562
CF Industries Holdings Inc.	280,235	14,418,091
Corteva Inc.	951,627	42,204,657
Dow Inc.	495,494	31,354,860
DuPont de Nemours Inc.	687,326	53,205,906
Eastman Chemical Co.	176,832	20,645,136
Ecolab Inc.	174,299	35,900,365
International Flavors & Fragrances Inc.	323,300	48,301,020
Linde PLC	282,313	81,616,688
LyondellBasell Industries NV, Class A	334,164	34,375,451
Mosaic Co. (The)	451,702	14,413,811
PPG Industries Inc.	306,867	52,096,811
Sherwin-Williams Co. (The)	95,681	26,068,288
		521,156,442
Commercial Services & Supplies — 0.4%
Cintas Corp.	39,267	14,999,994
Republic Services Inc.	273,724	30,112,377
Waste Management Inc.	304,769	42,701,185
		87,813,556

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment — 1.5%
Cisco Systems Inc.	5,453,241	$289,021,773
F5 Networks Inc.(a)	42,791	7,987,368
Juniper Networks Inc.	418,430	11,444,060
Motorola Solutions Inc.	121,543	26,356,600
		334,809,801
Construction & Engineering — 0.0%
Quanta Services Inc.	77,604	7,028,594

Construction Materials — 0.2%
Martin Marietta Materials Inc.	81,151	28,549,733
Vulcan Materials Co.	100,463	17,487,595
		46,037,328
Consumer Finance — 1.4%
American Express Co.	840,863	138,935,794
Capital One Financial Corp.	583,463	90,255,891
Discover Financial Services	394,033	46,610,164
Synchrony Financial	697,262	33,831,152
		309,633,001
Containers & Packaging — 0.5%
Amcor PLC	1,987,791	22,780,085
Avery Dennison Corp.	61,412	12,911,259
Ball Corp.	155,038	12,561,179
International Paper Co.	504,283	30,917,590
Packaging Corp. of America	123,912	16,780,163
Sealed Air Corp.	64,427	3,817,300
Westrock Co.	344,191	18,317,845
		118,085,421
Distributors — 0.2%
Genuine Parts Co.	188,014	23,778,131
LKQ Corp.(a)	357,151	17,578,972
		41,357,103
Diversified Financial Services — 3.1%
Berkshire Hathaway Inc., Class B(a)	2,451,076	681,203,042

Diversified Telecommunication Services — 2.6%
AT&T Inc.	9,231,943	265,695,320
Lumen Technologies Inc.	1,288,253	17,507,358
Verizon Communications Inc.	5,353,244	299,942,261
		583,144,939
Electric Utilities — 2.9%
Alliant Energy Corp.	326,122	18,184,563
American Electric Power Co. Inc.	645,482	54,601,322
Duke Energy Corp.	994,878	98,214,356
Edison International.	492,922	28,500,750
Entergy Corp.	260,950	26,016,715
Evergy Inc.	296,540	17,919,912
Eversource Energy	445,343	35,734,322
Exelon Corp.	1,265,000	56,052,150
FirstEnergy Corp.	707,080	26,310,447
NextEra Energy Inc.	1,444,969	105,887,328
NRG Energy Inc.	129,400	5,214,820
Pinnacle West Capital Corp	147,914	12,124,511
PPL Corp.	1,000,898	27,995,117
Southern Co. (The)	1,368,004	82,777,922
Xcel Energy Inc.	696,379	45,877,449
		641,411,684
Electrical Equipment — 0.7%
AMETEK Inc.	153,262	20,460,477
Eaton Corp. PLC	515,403	76,372,417

Security	Shares	Value

Electrical Equipment (continued)
Emerson Electric Co.	466,088	$44,856,309
Rockwell Automation Inc.	66,704	19,078,678
		160,767,881
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	293,617	20,086,339
CDW Corp./DE	100,824	17,608,912
Corning Inc.	533,708	21,828,657
IPG Photonics Corp.(a)	26,363	5,556,530
Keysight Technologies Inc.(a)	101,450	15,664,894
TE Connectivity Ltd.	263,164	35,582,404
Zebra Technologies Corp., Class A(a)	19,030	10,076,195
		126,403,931
Energy Equipment & Services — 0.5%
Baker Hughes Co.	935,229	21,388,687
Halliburton Co.	1,141,617	26,394,185
NOV Inc.(a)	493,079	7,553,970
Schlumberger Ltd.	1,810,482	57,953,529
		113,290,371
Entertainment — 2.2%
Activision Blizzard Inc.	412,022	39,323,380
Electronic Arts Inc.	169,838	24,427,799
Live Nation Entertainment Inc.(a)(b)	187,207	16,397,461
Walt Disney Co. (The)(a)	2,349,500	412,971,615
		493,120,255
Equity Real Estate Investment Trusts (REITs) — 4.0%
Alexandria Real Estate Equities Inc.	177,002	32,203,744
American Tower Corp.	287,863	77,763,311
AvalonBay Communities Inc.	181,514	37,880,157
Boston Properties Inc.	184,701	21,164,888
Crown Castle International Corp.	223,837	43,670,599
Digital Realty Trust Inc.	364,187	54,795,576
Duke Realty Corp.	288,399	13,655,693
Equinix Inc.	48,391	38,838,617
Equity Residential	445,323	34,289,871
Essex Property Trust Inc.	83,459	25,038,535
Extra Space Storage Inc.	90,343	14,799,990
Federal Realty Investment Trust	92,875	10,882,164
Healthpeak Properties Inc.	701,190	23,342,615
Host Hotels & Resorts Inc.(a)	922,033	15,757,544
Iron Mountain Inc.	376,845	15,948,080
Kimco Realty Corp.	568,130	11,845,510
Mid-America Apartment Communities Inc.	148,860	25,071,001
Prologis Inc.	956,769	114,362,599
Public Storage	112,760	33,905,804
Realty Income Corp.	483,626	32,277,199
Regency Centers Corp.	207,075	13,267,295
SBA Communications Corp.	48,791	15,549,692
Simon Property Group Inc.	425,708	55,546,380
UDR Inc.	380,722	18,647,763
Ventas Inc.	487,891	27,858,576
Vornado Realty Trust	199,405	9,306,231
Welltower Inc.	542,011	45,041,114
Weyerhaeuser Co.	970,795	33,414,764
		896,125,312
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	269,134	106,488,250
Kroger Co. (The)	974,755	37,342,864
Sysco Corp.	661,640	51,442,510
Walgreens Boots Alliance Inc.	928,927	48,870,849

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	1,775,306	$250,353,652
		494,498,125
Food Products — 1.8%
Archer-Daniels-Midland Co.	723,700	43,856,220
Campbell Soup Co.	266,628	12,155,571
Conagra Brands Inc.	618,750	22,510,125
General Mills Inc.	785,537	47,862,770
Hershey Co. (The)	112,348	19,568,775
Hormel Foods Corp.	366,843	17,516,753
JM Smucker Co. (The)	140,265	18,174,136
Kellogg Co.	324,786	20,893,483
Kraft Heinz Co. (The)	842,581	34,360,453
Lamb Weston Holdings Inc.	116,457	9,393,422
McCormick & Co. Inc./MD, NVS	182,313	16,101,884
Mondelez International Inc., Class A	1,815,587	113,365,252
Tyson Foods Inc., Class A	383,061	28,254,579
		404,013,423
Gas Utilities — 0.1%
Atmos Energy Corp.	168,260	16,171,469

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	941,508	109,149,022
Baxter International Inc.	648,406	52,196,683
Becton Dickinson and Co.	376,125	91,469,839
Boston Scientific Corp.(a)	1,835,979	78,506,462
Cooper Companies Inc. (The)(b)	37,925	15,028,540
Danaher Corp.	262,742	70,509,443
DENTSPLY SIRONA Inc.	278,951	17,646,440
Edwards Lifesciences Corp.(a)	344,019	35,630,048
Hologic Inc.(a)	89,430	5,966,769
Intuitive Surgical Inc.(a)	45,869	42,182,967
Medtronic PLC	1,739,944	215,979,249
STERIS PLC	53,176	10,970,209
Stryker Corp.	216,257	56,168,431
Teleflex Inc.	32,476	13,048,532
Zimmer Biomet Holdings Inc.	269,621	43,360,449
		857,813,083
Health Care Providers & Services — 4.2%
AmerisourceBergen Corp.	191,938	21,974,982
Anthem Inc.	316,099	120,686,598
Cardinal Health Inc.	374,862	21,400,872
Centene Corp.(a)	753,687	54,966,393
Cigna Corp.	443,503	105,141,256
CVS Health Corp.	1,701,905	142,006,953
HCA Healthcare Inc.	339,536	70,195,673
Henry Schein Inc.(a)	181,600	13,472,904
Humana Inc.	80,467	35,624,350
Laboratory Corp. of America Holdings(a)	126,677	34,943,850
McKesson Corp.	203,633	38,942,775
Quest Diagnostics Inc.	168,374	22,220,317
UnitedHealth Group Inc.	586,224	234,747,538
Universal Health Services Inc., Class B	101,802	14,906,867
		931,231,328
Health Care Technology — 0.1%
Cerner Corp.	221,214	17,290,086

Hotels, Restaurants & Leisure — 2.5%
Booking Holdings Inc.(a)	32,884	71,953,152
Caesars Entertainment Inc.(a)(b)	111,238	11,540,942
Carnival Corp.(a)	1,025,166	27,023,376

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Darden Restaurants Inc.	169,851	$24,796,547
Expedia Group Inc.(a)	116,629	19,093,334
Hilton Worldwide Holdings Inc.(a)	227,593	27,452,268
Las Vegas Sands Corp.(a)	424,463	22,364,955
Marriott International Inc./MD, Class A(a)	345,441	47,159,605
McDonald’s Corp.	578,727	133,680,150
MGM Resorts International	524,254	22,359,433
Norwegian Cruise Line Holdings Ltd.(a)(b)	476,112	14,002,454
Penn National Gaming Inc.(a)(b)	74,161	5,672,575
Royal Caribbean Cruises Ltd.(a)	284,848	24,291,837
Starbucks Corp.	640,053	71,564,326
Wynn Resorts Ltd.(a)	134,512	16,450,818
Yum! Brands Inc.	218,975	25,188,694
		564,594,466
Household Durables — 0.7%
DR Horton Inc.	168,870	15,260,782
Garmin Ltd.	86,341	12,488,362
Leggett & Platt Inc.	175,333	9,084,003
Lennar Corp., Class A	355,846	35,353,300
Mohawk Industries Inc.(a)	74,975	14,409,446
Newell Brands Inc.	495,559	13,613,006
NVR Inc.(a)	4,424	22,001,879
PulteGroup Inc.	165,160	9,012,781
Whirlpool Corp.	81,911	17,858,236
		149,081,795
Household Products — 1.4%
Church & Dwight Co. Inc.	105,871	9,022,327
Clorox Co. (The)	52,562	9,456,429
Colgate-Palmolive Co.	525,008	42,709,401
Kimberly-Clark Corp.	271,584	36,332,508
Procter & Gamble Co. (The)	1,645,995	222,094,105
		319,614,770
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	541,400	14,114,298

Industrial Conglomerates — 2.4%
3M Co.	749,335	148,840,411
General Electric Co.	11,348,291	152,747,997
Honeywell International Inc.	898,721	197,134,451
Roper Technologies Inc.	62,750	29,505,050
		528,227,909
Insurance — 3.3%
Aflac Inc.	816,163	43,795,307
Allstate Corp. (The)	386,594	50,427,321
American International Group Inc.	1,108,439	52,761,696
Aon PLC, Class A	140,527	33,552,226
Arthur J Gallagher & Co.	150,919	21,140,733
Assurant Inc.	77,864	12,160,799
Chubb Ltd.	582,458	92,575,874
Cincinnati Financial Corp.	195,191	22,763,174
Everest Re Group Ltd.	52,463	13,221,201
Globe Life Inc.	124,452	11,854,053
Hartford Financial Services Group Inc. (The)	459,712	28,488,353
Lincoln National Corp.	228,265	14,344,173
Loews Corp.	287,984	15,738,326
Marsh & McLennan Companies Inc.	335,879	47,251,458
MetLife Inc.	961,223	57,529,197
Principal Financial Group Inc.	330,149	20,862,115
Progressive Corp. (The)	272,303	26,742,878

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Prudential Financial Inc.	508,871	$52,144,011
Travelers Companies Inc. (The)	325,211	48,687,339
Unum Group	270,028	7,668,795
W R Berkley Corp.	178,885	13,314,411
Willis Towers Watson PLC	167,351	38,494,077
		725,517,517
IT Services — 4.6%
Accenture PLC, Class A	361,468	106,557,152
Akamai Technologies Inc.(a)	75,766	8,834,315
Automatic Data Processing Inc.	285,850	56,775,527
Broadridge Financial Solutions Inc.	76,072	12,287,910
Cognizant Technology Solutions Corp., Class A	333,621	23,106,590
DXC Technology Co.(a)	333,749	12,996,186
Fidelity National Information Services Inc.	803,231	113,793,736
Fiserv Inc.(a)	246,284	26,325,297
FleetCor Technologies Inc.(a)	62,130	15,909,008
Gartner Inc.(a)	52,016	12,598,275
Global Payments Inc.	382,213	71,680,226
International Business Machines Corp	1,155,113	169,328,015
Jack Henry & Associates Inc.	49,835	8,148,521
Mastercard Inc., Class A	361,530	131,990,988
Paychex Inc.	196,575	21,092,497
VeriSign Inc.(a)	75,137	17,107,943
Visa Inc., Class A(b)	874,711	204,524,926
Western Union Co. (The)	520,711	11,960,732
		1,025,017,844
Leisure Products — 0.1%
Hasbro Inc.	167,124	15,796,560

Life Sciences Tools & Services — 0.4%
Agilent Technologies Inc.	109,078	16,122,819
Illumina Inc.(a)	94,448	44,693,738
IQVIA Holdings Inc.(a)	89,967	21,800,804
Waters Corp.(a)	36,481	12,608,198
		95,225,559
Machinery — 2.1%
Caterpillar Inc.	375,135	81,640,630
Cummins Inc.	107,468	26,201,773
Deere & Co.	100,670	35,507,316
Dover Corp.	186,070	28,022,142
Fortive Corp.	438,851	30,605,469
IDEX Corp.	54,861	12,072,163
Illinois Tool Works Inc.	207,304	46,344,882
Ingersoll Rand Inc.(a)	484,815	23,663,820
Otis Worldwide Corp.	249,575	20,407,748
PACCAR Inc.	450,155	40,176,334
Parker-Hannifin Corp.	80,433	24,701,779
Pentair PLC	211,576	14,279,264
Snap-on Inc.	69,902	15,618,204
Stanley Black & Decker Inc.	208,882	42,818,721
Westinghouse Air Brake Technologies Corp.	231,236	19,030,723
Xylem Inc./NY	125,593	15,066,136
		476,157,104
Media — 1.5%
Comcast Corp., Class A	3,319,387	189,271,447
Discovery Inc., Class A(a)	218,144	6,692,658
Discovery Inc., Class C, NVS(a)	385,979	11,185,671
DISH Network Corp., Class A(a)(b)	324,503	13,564,225
Fox Corp., Class A, NVS	420,863	15,626,643

Security	Shares	Value

Media (continued)
Fox Corp., Class B	194,276	$6,838,515
Interpublic Group of Companies Inc. (The)	510,438	16,584,131
News Corp., Class A, NVS	512,936	13,218,361
News Corp., Class B	148,287	3,610,789
Omnicom Group Inc.	279,971	22,394,880
ViacomCBS Inc., Class B, NVS	781,475	35,322,670
		334,309,990
Metals & Mining — 0.4%
Freeport-McMoRan Inc.	720,270	26,729,220
Newmont Corp.	463,204	29,357,869
Nucor Corp.	387,927	37,213,837
		93,300,926
Multi-Utilities — 1.6%
Ameren Corp.	330,859	26,481,954
CenterPoint Energy Inc.	747,887	18,338,189
CMS Energy Corp.	374,278	22,112,344
Consolidated Edison Inc.	444,864	31,905,646
Dominion Energy Inc.	1,043,128	76,742,927
DTE Energy Co.	251,733	32,624,597
NiSource Inc.	498,959	12,224,496
Public Service Enterprise Group Inc.	649,780	38,817,857
Sempra Energy	407,507	53,986,528
WEC Energy Group Inc.	409,875	36,458,381
		349,692,919
Multiline Retail — 0.4%
Dollar Tree Inc.(a)(b)	299,272	29,777,564
Target Corp.	217,233	52,513,905
		82,291,469
Oil, Gas & Consumable Fuels — 5.4%
APA Corp.	482,107	10,427,974
Cabot Oil & Gas Corp.	528,491	9,227,453
Chevron Corp.	2,499,038	261,749,240
ConocoPhillips	1,744,921	106,265,689
Devon Energy Corp.	770,736	22,497,784
Diamondback Energy Inc.	231,739	21,757,975
EOG Resources Inc.	755,840	63,067,290
Exxon Mobil Corp.	5,474,294	345,318,465
Hess Corp.	168,109	14,679,278
Kinder Morgan Inc.	2,524,660	46,024,552
Marathon Oil Corp.	1,017,990	13,865,024
Marathon Petroleum Corp.	823,971	49,784,328
Occidental Petroleum Corp.	1,089,417	34,066,069
ONEOK Inc.	578,149	32,168,210
Phillips 66	566,312	48,600,896
Pioneer Natural Resources Co.	299,293	48,641,098
Valero Energy Corp.	529,770	41,364,442
Williams Companies Inc. (The)	1,574,752	41,809,666
		1,211,315,433
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	131,707	41,893,363

Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	1,384,720	92,526,991
Eli Lilly & Co.	401,514	92,155,493
Johnson & Johnson	2,043,097	336,579,800
Merck & Co. Inc.	1,701,944	132,360,185
Organon & Co.(a)	169,905	5,141,325
Perrigo Co. PLC	175,961	8,067,812
Pfizer Inc.	7,237,870	283,434,989

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Viatris Inc.	1,571,425	$22,455,663
Zoetis Inc.	164,625	30,679,515
		1,003,401,773
Professional Services — 0.4%
Equifax Inc.	79,514	19,044,398
IHS Markit Ltd.	170,302	19,186,223
Jacobs Engineering Group Inc.	65,237	8,703,921
Leidos Holdings Inc.	170,700	17,257,770
Nielsen Holdings PLC	469,932	11,593,222
Robert Half International Inc.	144,511	12,857,144
		88,642,678
Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	435,675	37,350,418

Road & Rail — 1.0%
CSX Corp.	1,408,134	45,172,939
JB Hunt Transport Services Inc.	42,937	6,996,584
Kansas City Southern	56,885	16,119,502
Norfolk Southern Corp.	177,836	47,199,453
Union Pacific Corp.	446,444	98,186,429
		213,674,907
Semiconductors & Semiconductor Equipment — 3.5%
Analog Devices Inc.	270,683	46,600,785
Broadcom Inc.	169,092	80,629,829
Intel Corp.	5,221,255	293,121,256
Maxim Integrated Products Inc.	140,351	14,787,381
Microchip Technology Inc.	99,105	14,839,983
Micron Technology Inc.(a)	1,449,466	123,175,621
NXP Semiconductors NV	337,505	69,431,529
Skyworks Solutions Inc.	103,136	19,776,328
Texas Instruments Inc.	561,000	107,880,300
		770,243,012
Software — 0.5%
Citrix Systems Inc.	57,511	6,744,315
NortonLifeLock Inc.	745,705	20,298,090
Oracle Corp.	1,056,314	82,223,482
		109,265,887
Specialty Retail — 2.1%
Advance Auto Parts Inc.	85,636	17,567,369
AutoZone Inc.(a)	12,253	18,284,172
Best Buy Co. Inc.	143,468	16,495,950
CarMax Inc.(a)	212,486	27,442,567
Gap Inc. (The)	272,589	9,172,620
Home Depot Inc. (The)	384,791	122,706,002
L Brands Inc.	136,189	9,813,779
Lowe’s Companies Inc.	264,731	51,349,872
O’Reilly Automotive Inc.(a)	28,566	16,174,355
Ross Stores Inc.	461,363	57,209,012
TJX Companies Inc. (The)	1,558,650	105,084,183
Ulta Beauty Inc.(a)	34,496	11,927,682
		463,227,563
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	1,690,546	24,648,161

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP Inc.	1,551,081	$46,827,135
NetApp Inc.	285,860	23,389,065
Seagate Technology Holdings PLC	256,739	22,575,060
Western Digital Corp.(a)	396,203	28,197,768
		145,637,189
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	461,473	8,615,701
Nike Inc., Class B	593,052	91,620,603
PVH Corp.(a)	93,688	10,079,892
Ralph Lauren Corp.	60,534	7,131,510
Tapestry Inc.(a)	363,297	15,796,154
Under Armour Inc., Class A(a)	243,648	5,153,155
Under Armour Inc., Class C, NVS(a)	263,765	4,898,116
VF Corp.	416,789	34,193,370
		177,488,501
Tobacco — 1.4%
Altria Group Inc.	2,391,955	114,048,414
Philip Morris International Inc.	2,014,986	199,705,263
		313,753,677
Trading Companies & Distributors — 0.1%
Fastenal Co.	189,516	9,854,832
WW Grainger Inc.	21,726	9,515,988
		19,370,820
Water Utilities — 0.1%
American Water Works Co. Inc.	118,413	18,250,996

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	235,244	34,070,389

Total Common Stocks — 99.7%
(Cost: $18,434,047,750)		22,159,908,735

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	62,550,051	62,587,581
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	40,120,000	40,120,000
		102,707,581
Total Short-Term Investments — 0.5%
(Cost: $102,682,871)		102,707,581

Total Investments in Securities — 100.2%
(Cost: $18,536,730,621)		22,262,616,316

Other Assets, Less Liabilities — (0.2)%		(40,600,023)

Net Assets — 100.0%		$22,222,016,293

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
June 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$44,476,163	$18,109,930	(a)	$—	$(1,567)	$3,055	$62,587,581	62,550,051	$27,407	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,200,000	8,920,000	(a)	—	—	—	40,120,000	40,120,000	1,083		—
BlackRock Inc.	41,729,424	1,954,626		(2,336,386)	1,141,663	5,553,526	48,042,853	54,908	231,408		—
					$1,140,096	$5,556,581	$150,750,434		$259,898		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	274	09/17/21	$58,754	$723,315

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$22,159,908,735	$—	$—	$22,159,908,735
Money Market Funds	102,707,581	—	—	102,707,581
	$22,262,616,316	$—	$—	$22,262,616,316
Derivative financial instruments(a)
Assets
Futures Contracts	$723,315	$—	$—	$723,315

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares